JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 90.9%
Alternative Assets — 2.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	7,125	117,995

Fixed Income — 36.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	110,089	1,226,389
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,948	276,792
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,798	101,365
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	5,058	34,698
JPMorgan High Yield Fund Class R6 Shares (a)	34,165	235,742
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	2,147	23,034
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	22,691	211,711

Total Fixed Income		2,109,731

International Equity — 19.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,470	78,972
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,954	157,142
JPMorgan International Equity Fund Class R6 Shares (a)	23,000	426,198
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	25,016	479,065

Total International Equity		1,141,377

U.S. Equity — 32.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,381	175,586
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,339	83,456
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,876	41,594
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,400	41,603
JPMorgan U.S. Equity Fund Class R6 Shares (a)	43,453	918,589
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	17,111	598,033

Total U.S. Equity		1,858,861

TOTAL INVESTMENT COMPANIES (Cost $4,649,248)		5,227,964

EXCHANGE-TRADED FUNDS — 7.0%
Alternative Assets — 0.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	401	42,659

Fixed Income — 1.0%
JPMorgan High Yield Research Enhanced ETF (a)	1,218	59,556

International Equity — 1.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,051	84,342

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	2,505	214,250

TOTAL EXCHANGE-TRADED FUNDS (Cost $350,794)		400,807

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $27,786)	27,872	27,542

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $112,924)	112,924	112,924

Total Investments — 100.4% (Cost $5,140,752)		5,769,237
Liabilities in Excess of Other Assets — (0.4)%		(21,639)

Net Assets — 100.0%		5,747,598

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	216	06/2022	USD	9,001	278
MSCI EAFE E-Mini Index	356	06/2022	USD	38,170	2,061
S&P 500 E-Mini Index	442	06/2022	USD	100,146	6,703
U.S. Treasury 10 Year Note	1,023	06/2022	USD	125,590	(3,894)

					5,148

Short Contracts
MSCI Emerging Markets E-Mini Index	(423)	06/2022	USD	(23,796)	(1,610)

					3,538

Abbreviations

EAFE Europe, Australasia and Far East
MSCI Morgan Stanley Capital International
USD United States Dollar

JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$400,807	$—	$—	$400,807
Investment Companies	5,227,964	—	—	5,227,964
U.S. Treasury Obligations	—	27,542	—	27,542
Short-Term Investments
Investment Companies	112,924	—	—	112,924

Total Investments in Securities	$5,741,695	$27,542	$—	$5,769,237

Appreciation in Other Financial Instruments
Futures Contracts	$9,042	$—	$—	$9,042
Depreciation in Other Financial Instruments
Futures Contracts	(5,504)	—	—	(5,504)

Total Net Appreciation/Depreciation in Other Financial Instruments	$3,538	$—	$—	$3,538

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$85,770	$—	$—	$(1,428)	$84,342	2,051	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	61,088	—	24,246	3,333	2,484	42,659	401	887	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	242,728	11,162	29,349	5,518	(15,809)	214,250	2,505	1,694	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,264,679	215,453	162,462	476	(91,757)	1,226,389	110,089	18,630	8,507
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	279,639	—	—	(2,847)	276,792	34,948	226	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	98,344	25,383	8,219	(324)	(13,819)	101,365	14,798	3,127	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	200,641	43,615	103,947	22,742	(84,079)	78,972	2,470	1,315	6,116
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	206,155	29,104	31,366	(4,980)	(41,771)	157,142	8,954	5,083	4,862
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	98,467	3,433	53,441	(9,369)	(4,392)	34,698	5,058	3,433	—
JPMorgan Equity Income Fund Class R6 Shares (a)	631,805	17,599	499,074	111,202	(85,946)	175,586	7,381	7,754	9,846
JPMorgan High Yield Fund Class R6 Shares (a)	177,028	87,934	18,944	345	(10,621)	235,742	34,165	6,070	—
JPMorgan High Yield Research Enhanced ETF (a)	140,746	—	73,333	(3,259)	(4,598)	59,556	1,218	4,043	—
JPMorgan Income Fund Class R6 Shares (a)	121,379	2,947	118,854	(4,963)	(509)	—	—	3,148	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	—	23,239	—	—	(205)	23,034	2,147	31	—
JPMorgan International Equity Fund Class R6 Shares (a)	651,027	52,428	190,745	25,157	(111,669)	426,198	23,000	13,467	27,582
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	428,333	118,490	37,779	4,658	(34,637)	479,065	25,016	16,092	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	195,802	246	192,574	(11,312)	7,838	—	—	246	—
JPMorgan Realty Income Fund Class R6 Shares (a)	187,029	13,725	91,124	19,130	(10,765)	117,995	7,125	1,292	12,433
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	734,599	30,394	521,256	(9,639)	(22,387)	211,711	22,691	8,123	1,631
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	80,852	26,105	9,615	2,991	(16,877)	83,456	1,339	267	11,573
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	42,114	12,113	—	—	(12,633)	41,594	1,876	—	4,428
JPMorgan Small Cap Value Fund Class R6 Shares (a)	41,625	6,802	914	(28)	(5,882)	41,603	1,400	211	5,872
JPMorgan U.S. Equity Fund Class R6 Shares (a)	972,123	184,714	204,670	(1,631)	(31,947)	918,589	43,453	5,832	103,661
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, (a) (b)	57,850	880,534	825,460	—	—	112,924	112,924	27	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	588,432	—	—	9,601	598,033	17,111	583	—

Total	$6,634,414	$2,739,261	$3,197,372	$150,047	$(584,655)	$5,741,695		$101,581	$196,511

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.